PGIM Jennison Small-Mid Cap Core Equity ETF Investment Strategy - PGIM Jennison Small-Mid Cap Core Equity ETF	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities of small and medium capitalization companies. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The subadviser seeks to generate long-term capital appreciation through investments in equity and equity-related securities by integrating insights from the subadviser’s fundamental investment teams within a disciplined, risk-managed portfolio construction framework. The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index. The subadviser utilizes an investment process pursuant to which securities are identified through proprietary fundamental research conducted by its analysts and selected by portfolio managers based on factors such as growth potential, valuation, fundamental risks, and overall portfolio characteristics, with position sizes generally reflecting the subadviser’s level of conviction in each investment. The subadviser applies a quantitative portfolio construction process that seeks to manage overall investment risk exposures and characteristics in order to manage liquidity considerations and maintain consistency with the Fund’s objective. Incorporating insight from the subadviser’s fundamental investment team, the subadviser aims to construct a portfolio with risk factor exposures managed relative to the Russell 2500 Index (the “Index”). The Fund is not an index fund, and the issuers held in its portfolio may differ substantially from the companies included in the Index. The subadviser considers small and medium capitalization companies to be those with market capitalizations less than the largest market capitalization found in the Index. The Fund may invest in issuers of any market capitalization, subject to the Fund's 80% investment policy.Equity-related securities refer to securities and instruments that provide exposure to equity investments. The equity and equity-related securities in which the Fund primarily invests include common and preferred stock, non-convertible preferred stock, convertible securities, American Depositary Receipts (“ADRs”), warrants, rights, real estate investment trusts (“REITs”), and other similar instruments. The Fund may invest up to 20% of its total assets in foreign securities. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses.